COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating lease agreements

        Future minimum lease payments under these non-cancellable operating lease agreements as of December 31, 2014 are as follows (in RMB thousands):

For the year ending December 31,
2015	44,657
2016	24,667
2017	18,422
2018	12,627
2019	2,420
2020	948

Total	103,741

Minimum Service Fees
Minimum Service Fees
Schedule of future minimum service fees	The minimum service fees for future years are as follows (in RMB thousands):
2014	620
2015	620
2016	620
2017	620
2018	620
Thereafter	3,257

Total	6,357